SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Customers who Accounted for More Than 10% of Total Revenue) (Details) (Customer concentration risk [Member], Revenue [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer Z
Concentration of risks [Line Items]
Customers accounted for (as a percent)	56.00%	33.00%
Customer P [Member]
Concentration of risks [Line Items]
Customers accounted for (as a percent)	13.00%	26.00%	63.00%
Customer S [Member]
Concentration of risks [Line Items]
Customers accounted for (as a percent)	2.00%	7.00%	11.00%